Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Average gross impaired loans	$ 2,285		$ 2,115
Average impaired loans, net of the specific allowance	1,864		1,706
Interest income on impaired loans	80		67	$ 75
Net gain of sale of impaired and written-off loans	11		4	28
Allowances for credit losses	2,094		1,870
Loans net of allowances	426,094	[1]	383,991
Carrying value of renegotiated loans	229		253
Renegotiated loans written off	36		53	$ 36
Real estate properties held for sale	62		58
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of renegotiated loans	66		93
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,850		1,639
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	244		231
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans net of allowances	2,166		1,566
Allowance on Individually identified impaired loans	463		370
Gross impaired loans	2,629		1,936
Loans past due but not classified as impaired	2,166		1,566
Real estate properties held for sale received on foreclosed impaired loan	125		117
Financial assets past due but not impaired [member] | 3-6 month [member]
Disclosure of detailed information about financial instruments [line items]
Loans past due but not classified as impaired	54		49
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,609		1,473
Modelled allowance account for credit losses of financial assets based on assumptions	1,325		1,250
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,609		1,473
Modelled allowance account for credit losses of financial assets based on assumptions	2,800		2,650
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,609		1,473
Modelled allowance account for credit losses of financial assets based on assumptions	$ 1,050		$ 1,000
Expected credit loss period	12 months

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).